ADVANCES TO SUPPLIERS - THIRD PARTIES (Tables)	12 Months Ended
Dec. 31, 2024
ADVANCES TO SUPPLIERS- THIRD PARTIES
Schedule of advances to suppliers - third parties

Advance to suppliers – third parties were as follows (RMB in thousands):

	As of December 31,
	2023	2024
	RMB	RMB
Advances to suppliers - current	4,559,224	2,451,093
Advances to suppliers – non-current	648,377	520,376
Advances to suppliers	5,207,601	2,971,469